Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Commercial Products Revenue [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (5)	$ (8)	$ 10
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Commercial Products Revenue [Member] | Futures [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	3	(18)	(5)
Customer-Related Positions [Member] | Swaps [Member] | Commercial Products Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	110	135	82
Customer-Related Positions [Member] | Credit Contracts [Member] | Commercial Products Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(7)	(32)	(18)
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial Products Revenue [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	1	1	1
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial Products Revenue [Member] | Forwards, Spots and Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	93	78	82
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue/Other Noninterest Income [Member] | Futures and Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	511	82	34
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	527	1,527	432
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Swaps [Member] | Mortgage Banking Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(197)	598	316
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	1	3	(24)
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Equity Contracts [Member] | Compensation Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	7	3
Asset and Liability Management Positions [Member] | Other Economic Hedges [Member] | Other Derivatives [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 5	$ (70)	$ (140)